Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Net Loss Per Share
Schedule of reconciliation of net loss

	For the Year Ended
	December 31,
	2022	2021
Net loss	$(43,862,197)	$(35,400,807)
Net loss - Non-controlling interest	(427,491)	(329,339)
Net loss attributable to NightHawk	$(43,434,706)	$(35,071,468)

Weighted-average common shares outstanding, basic and diluted	25,606,326	24,913,942

Net loss per share, basic and diluted - continuing operations	$(1.60)	$(1.41)
Net loss per share, basic and diluted - discontinued operations	(0.10)	—
Net loss per common share attributable to NightHawk Biosciences, Inc., basic and diluted	$(1.70)	$(1.41)

Schedule of potentially dilutive securities

	2022	2021
Outstanding stock options	7,036,874	2,954,315
Restricted stock subject to forfeiture and restricted stock units	34,001	370,170
Outstanding common stock warrants	747,383	747,383